Prepayments (Details) - Schedule of Prepayments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Prepayments	$ 26,648	$ 70,910
Total prepayments	$ 26,648	$ 70,910